Organization and Principal Activities	12 Months Ended
Sep. 30, 2024
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Linkage Global Inc (“Linkage Cayman”, or the “Company”) was incorporated as an exempted limited liability company under the laws of the Cayman Islands on March 24, 2022. The Company, through its wholly-owned subsidiaries (collectively, the “Group”), primarily engages in cross-border product sales and integrated e-commerce services (including digital marketing services, training and consulting services) for e-commerce sellers in Japan, Hong Kong and the People’s Republic of China (the “PRC” or “China”).

As of the date of the financial statement, the Company’s major subsidiaries are as follows:

Name	Date of Incorporation	Percentage of effective ownership	Principal Activities
Wholly owned subsidiaries
Linkage Holding (Hong Kong) Limited (“Linkage Holding”)*	April 13, 2022	100%	Investing holding company
Extend Co., Limited (“EXTEND”)	June 23, 2011	100%	Cross-border sales
Linkage Electronic Commerce Limited (“Linkage Electronic”)	March 11, 2022	100%	Cross-border sales
HQT Network Co., Limited (“HQT NETWORK”)	December 8, 2016	100%	Integrated E-commerce training services
Linkage (Fujian) Network Technology Limited (“Linkage Tech” or “WFOE”)	November 24, 2022	100%	Investing holding company
Fujian Chuancheng Internet Technology Limited (formerly known as “Fujian Haishi Cross border Education Technology Limited”)	March 2, 2021	100%	Integrated E-commerce training services
Fujian Chuancheng Digital Technology Limited	June 1, 2021	100%	Cross-border sales

*	Linkage Holding began operations since 2023 as an investing holding company.

History of the Group and Reorganization

The Group carried out cross-border sales and intergraded e-commerce services since June 2011 and December 2016, respectively. In anticipation of an initial public offering (“IPO”) of the Company’s equity securities in the United States capital market, Linkage Holding was incorporated by the Company in Hong Kong and Linkage Network was incorporated by Linkage Holding in Fujian, the PRC, as the Company’s direct and indirect wholly owned subsidiaries, on April 13, 2022 and November 24, 2022, respectively.

In connection with the IPO, the Group undertook a reorganization of its corporate structure (the “Reorganization”) in the following steps:

●	On April 30, 2022, Linkage Cayman acquired 100% of the equity interests in EXTEND from its original shareholder;

●	On October 31, 2022, Linkage Holding acquired 100% of the equity interests in HQT NETWORK from its original shareholder;

●	On September 28, 2022, Linkage Holding acquired 100% of the equity interests in Linkage Electronic from its original shareholder; and

●	On February 17, 2023, Linkage Network acquired 100% of the equity interests in Chuancheng Digital from its original shareholders.

Consequently, the Company, through a restructuring which is accounted for as a reorganization of entities under common control, became the ultimate holding company of all other entities mentioned above. The Company and its wholly-owned subsidiaries were effectively controlled by the same controlling shareholder immediately before and after the reorganization, and therefore the reorganization was accounted for as a recapitalization.

As a result, the Group’s consolidated financial statements have been prepared as if the current corporate structure has been in existence throughout the periods presented.